8. SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

In preparing these financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through May [ ], 2016, the date the financial statements were available to be issued.

On April 4, 2016, the Company issued 12,000 shares with a fair value of $302 ($0.0252/share) to a consultant as consideration for consulting fees owed from October 1, 2015 through March 31, 2016 of $6,000. The issuance of shares resulted in gain on settlement of accounts payable of $5,698.

On April 7, 2016, the Company issued 1,917,012 shares in connection with the cashless exercise of 1,200,000 warrants.

On April 25, 2016 the Company issued 5,952,381 share of common stock for $100,000 ($0.017/share).

On May 5, 2016, the Company issued 7,627,907 shares in connection with the cashless exercise of 8,000,000 warrants.

In preparing these financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through March 30, 2016, the date the financial statements were available to be issued.

On January 23, 2016, the Company entered into an agreement with a consultant to provide investor relations services. The agreement commenced on January 23, 2016 and will continue for four months. As consideration for the services performed, the Company agrees to pay $100,000 broken up into $25,000 dollar monthly payments.

On January 14, 2016 the Company signed and employment agreement with its COO. The employment agreement has a term of one year and can be terminated by either the Company or Mr. Rice at any time. Under the employment agreement, Mr. Rice is entitled to an annual cash compensation of $120,000, which includes salary, health insurance, 401K retirement plan contributions, etc. In addition, Mr. Rice will be issued a three-year warrant to purchase 6,000,000 shares of common stock of the Company at an exercise price of $0.001 per share pursuant to the employment agreement.

On February 1, 2016 the Company signed a six (6) month lease extension for its East Lansing office. The Company pays an annual rent of $4,893 for office space, conference facilities, mail, fax, and reception services.

On February 16, 2016 the Company issued 5,630,631 shares of common stock for $100,000 ($0.018/share).

On March 29, 2016 the Company issued 5,411,255 shares of common stock for $100,000 ($0.018/share).